Employee Benefit Obligations - Exercise Price of Options and RSU's Outstanding (Details)	12 Months Ended
	Dec. 31, 2021 OptionAndRSU $ / shares	Dec. 31, 2020 OptionAndRSU $ / shares	Dec. 31, 2019 OptionAndRSU $ / shares	Dec. 31, 2018 OptionAndRSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options and RSUs	46,307,826	43,063,713	39,583,858	44,218,814
Weighted average fair value of options & RSUs granted in year | $ / shares	$ 23.33	$ 8.81	$ 15.54
$0.00 to $0.08
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options and RSUs	18,050,469	11,878,888	8,545,400
$0.09 to $0.56
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options and RSUs	27,340	27,340	27,340
$0.57 to $3.52
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options and RSUs	184,823	320,944	629,730
$3.53 to $5.73
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options and RSUs	1,293,101	2,020,354	3,225,120
$5.74 to $7.39
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options and RSUs	2,386,536	3,385,770	5,873,001
$7.40 to $20.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options and RSUs	19,389,418	21,965,750	17,402,097
$20.01 to $27.09
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options and RSUs	3,028,881	3,423,111	3,881,170
$27.10 to $40.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options and RSUs	71,784	41,556
$40.01 to $67.99
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options and RSUs	1,875,474